SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2021
SHARE CAPITAL
Schedule of information about classes of share capital

As of
	June 30, 2021		December 31, 2020
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$ 0.024 each	50,000,000	1,200	50,000,000	1,200

	June 30, 2021
	Number	RMB
	of shares	‘000
Outstanding and fully paid:
Ordinary shares of US$ 0.024 each
At January 1, 2021	3,674,370	591
Issuance of new shares for equity financing	1,502,110	233
Warrants exercised	700,516	106
Issuance of new shares – share-based compensation to CEO and CFO	47,706	7
At June 30, 2021	5,909,525	937

Schedule of fair value of other than equity instrument explanatory

Grant date (investors and placement agent, respectively)		February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		237%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.52

Grant date (investors and placement agent, respectively)		June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		256%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Schedule of summary of the warrant activity

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at December 31, 2020	980,894	$1.21	3.85
Exercisable at December 31, 2020	980,894	1.21	3.85
Issued	1,652,322	3.56	5.00
Exercised	700,516	2.43	—
Expired	64,286	18.72	—
Outstanding at June 30, 2021	1,868,414	4.00	4.49
Exercisable at June 30, 2021	1,809,590	$3.99	4.48